Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares tendered for redemption		9,669,449	9,669,449
Ordinary shares tendered for redemption (in Dollars per share)		$ 10	$ 10
Ordinary shares subject to possible redemption	4,705,551	4,705,551	4,705,551
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.31	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued		4,705,551
Ordinary shares, shares outstanding	4,705,551
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	3,593,750	3,593,750	3,593,750
Ordinary shares, shares outstanding	3,593,750	3,593,750	3,593,750